Subsidiaries	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Subsidiaries
19	SUBSIDIARIES
The following list contains only the particulars of subsidiaries which principally affected the results, assets or liabilities of the Group as of December 31, 2021. The class of shares held is ordinary unless otherwise stated.

No.	Name of company*	Place of incorporation/ establishment and operation	Particulars of issued and paid up capital		Proportion of ownership interest		Principal activity
					Held by the Company	Held by a subsidiary

1	China Mobile Communication (BVI) Limited	the British Virgin Islands (“BVI”)	HK$	1	100%	—	Investment holding company
2	China Mobile Communication Co., Ltd. (“CMC”)**	the mainland of China	RMB	1,641,848,326	—	100%	Network and business coordination center
3	China Mobile Group Guangdong Co., Ltd. (“Guangdong Mobile”)	the mainland of China	RMB	5,594,840,700	—	100%	Telecommunications operator
4	China Mobile Group Zhejiang Co., Ltd.	the mainland of China	RMB	2,117,790,000	—	100%	Telecommunications operator
5	China Mobile Group Jiangsu Co., Ltd.	the mainland of China	RMB	2,800,000,000	—	100%	Telecommunications operator
6	China Mobile Group Fujian Co., Ltd.	the mainland of China	RMB	5,247,480,000	—	100%	Telecommunications operator
7	China Mobile Group Henan Co., Ltd.	the mainland of China	RMB	4,367,733,641	—	100%	Telecommunications operator
8	China Mobile Group Hainan Co., Ltd.	the mainland of China	RMB	643,000,000	—	100%	Telecommunications operator
9	China Mobile Group Beijing Co., Ltd.	the mainland of China	RMB	6,124,696,053	—	100%	Telecommunications operator
10	China Mobile Group Shanghai Co., Ltd.	the mainland of China	RMB	6,038,667,706	—	100%	Telecommunications operator
11	China Mobile Group Tianjin Co., Ltd.	the mainland of China	RMB	2,151,035,483	—	100%	Telecommunications operator
12	China Mobile Group Hebei Co., Ltd.	the mainland of China	RMB	4,314,668,531	—	100%	Telecommunications operator
13	China Mobile Group Liaoning Co., Ltd.	the mainland of China	RMB	5,140,126,680	—	100%	Telecommunications operator
14	China Mobile Group Shandong Co., Ltd.	the mainland of China	RMB	6,341,851,146	—	100%	Telecommunications operator
15	China Mobile Group Guangxi Co., Ltd.	the mainland of China	RMB	2,340,750,100	—	100%	Telecommunications operator
16	China Mobile Group Anhui Co., Ltd.	the mainland of China	RMB	4,099,495,494	—	100%	Telecommunications operator
17	China Mobile Group Jiangxi Co., Ltd.	the mainland of China	RMB	2,932,824,234	—	100%	Telecommunications operator
18	China Mobile Group Chongqing Co., Ltd.	the mainland of China	RMB	3,029,645,401	—	100%	Telecommunications operator

No.	Name of company*	Place of incorporation/ establishment and operation	Particulars of issued and paid up capital		Proportion of ownership interest		Principal activity
					Held by the Company	Held by a subsidiary

19	China Mobile Group Sichuan Co., Ltd.	the mainland of China	RMB	7,483,625,572	—	100%	Telecommunications operator
20	China Mobile Group Hubei Co., Ltd.	the mainland of China	RMB	3,961,279,556	—	100%	Telecommunications operator
21	China Mobile Group Hunan Co., Ltd.	the mainland of China	RMB	4,015,668,593	—	100%	Telecommunications operator
22	China Mobile Group Shaanxi Co., Ltd.	the mainland of China	RMB	3,171,267,431	—	100%	Telecommunications operator
23	China Mobile Group Shanxi Co., Ltd.	the mainland of China	RMB	2,773,448,313	—	100%	Telecommunications operator
24	China Mobile Group Neimenggu Co., Ltd.	the mainland of China	RMB	2,862,621,870	—	100%	Telecommunications operator
25	China Mobile Group Jilin Co., Ltd.	the mainland of China	RMB	3,277,579,314	—	100%	Telecommunications operator
26	China Mobile Group Heilongjiang Co., Ltd.	the mainland of China	RMB	4,500,508,035	—	100%	Telecommunications operator
27	China Mobile Group Guizhou Co., Ltd.	the mainland of China	RMB	2,541,981,749	—	100%	Telecommunications operator
28	China Mobile Group Yunnan Co., Ltd.	the mainland of China	RMB	4,137,130,733	—	100%	Telecommunications operator
29	China Mobile Group Xizang Co., Ltd.	the mainland of China	RMB	5,698,643,686	—	100%	Telecommunications operator
30	China Mobile Group Gansu Co., Ltd.	the mainland of China	RMB	1,702,599,589	—	100%	Telecommunications operator
31	China Mobile Group Qinghai Co., Ltd.	the mainland of China	RMB	3,422,564,911	—	100%	Telecommunications operator
32	China Mobile Group Ningxia Co., Ltd.	the mainland of China	RMB	740,447,232	—	100%	Telecommunications operator
33	China Mobile Group Xinjiang Co., Ltd.	the mainland of China	RMB	9,381,599,639	—	100%	Telecommunications operator
34	China Mobile Group Design Institute Co., Ltd.	the mainland of China	RMB	160,232,547	—	100%	Provision of telecommunications network planning design and consulting services
35	China Mobile Holding Company Limited**	the mainland of China	US$	30,000,000	100%	—	Investment holding company
36	China Mobile Information Technology Co., Ltd.**	the mainland of China	US$	7,633,000	—	100%	Provision of roaming clearance, IT system operation technology support services
37	Aspire Holdings Limited	Cayman Islands	HK$	93,964,583	66.41%	—	Investment holding company
38	Aspire (BVI) Limited #	BVI	US$	1,000	—	100%	Investment holding company

No.	Name of company*	Place of incorporation/ establishment and operation	Particulars of issued and paid up capital		Proportion of ownership interest		Principal activity
					Held by the Company	Held by a subsidiary

39	Aspire Technologies (Shenzhen) Limited** #	the mainland of China	US$	10,000,000	—	100%	Development, services and maintenance of industry value-added platform
40	Aspire Information Network (Shenzhen) Limited** #	the mainland of China	US$	5,000,000	—	100%	Provision of mobile data solutions, system integration and development
41	Aspire Information Technologies (Beijing) Limited** #	the mainland of China	US$	5,000,000	—	100%	Operation support and capability service of digital content
42	Fujian FUNO Mobile Communication Technology Company Limited***	the mainland of China	RMB	60,000,000	—	51%	Network construction and maintenance, network planning and optimizing training and information services
43	Advanced Roaming & Clearing House Limited	BVI	US$	2	100%	—	Provision of roaming clearance services
44	Fit Best Limited	BVI	US$	1	100%	—	Investment holding company
45	China Mobile Hong Kong Company Limited	Hong Kong	HK$	951,046,930	—	100%	Provision of telecommunications and related services
46	China Mobile International Holdings Limited	Hong Kong	HK$	19,319,810,000	100%	—	Investment holding company
47	China Mobile International Limited	Hong Kong	HK$	8,100,000,000	—	100%	Provision of voice and roaming clearance services, internet services and value-added services
48	China Mobile Group Device Co., Ltd.	the mainland of China	RMB	6,200,000,000	—	99.97%	Provision of electronic communication products design services and sale of related products
49	China Mobile Group Finance Co., Ltd. (“China Mobile Finance”)	the mainland of China	RMB	11,627,783,669	—	92%	Provision of non-banking financial services
50	China Mobile IoT Company Limited	the mainland of China	RMB	3,300,000,000	—	100%	Provision of network services
51	China Mobile (Suzhou) Software Technology Co., Ltd.	the mainland of China	RMB	3,172,000,000	—	100%	Provision of Mobile Cloud research and development and operation support services
52	China Mobile E-Commerce Co., Ltd. (“China Mobile E-Commerce”)	the mainland of China	RMB	500,000,000	—	100%	Provision of e-payment, e-commerce and internet finance services
53	China Mobile (Hangzhou) Information Technology Co., Ltd.	the mainland of China	RMB	1,550,000,000	—	100%	Provision of family information products, technology research and development services

No.	Name of company*	Place of incorporation/ establishment and operation	Particulars of issued and paid up capital		Proportion of ownership interest		Principal activity
					Held by the Company	Held by a subsidiary

54	China Mobile Online Services Co., Ltd.	the mainland of China	RMB	2,000,000,000	—	100%	Provision of call center and internet information services
55	MIGU Company Limited	the mainland of China	RMB	10,400,000,000	—	100%	Provision of mobile internet digital content services
56	China Mobile TieTong Company Limited	the mainland of China	RMB	31,880,000,000	—	100%	Provision of engineering, maintenance, sales and telecommunications services
57	China Mobile Internet Company Limited	the mainland of China	RMB	3,000,000,000	—	100%	Provision of internet related services
58	China Mobile Investment Holdings Company Limited	the mainland of China	RMB	1,675,920,000	—	100%	Investment holding company
59	China Mobile System Integration Co., Ltd. (formerly known as “China Mobile Quantong System Integration Co., Ltd. ”)	the mainland of China	RMB	1,500,000,000	—	100%	Provision of computer system integration, construction, maintenance and related technology development services
60	China Mobile (Chengdu) ICT Co., Ltd.	the mainland of China	RMB	1,650,000,000	—	100%	Provision of information technology products and technology research and development services
61	China Mobile (Shanghai) ICT Co., Ltd.	the mainland of China	RMB	1,000,000,000	—	100%	Provision of information technology products and technology research and development services
62	China Mobile Financial Technology Co., Ltd.	the mainland of China	RMB	555,410,800	—	100%	Provision of e-payment, e-commerce and internet finance services
63	China Mobile Xiong’an ICT Co., Ltd.	the mainland of China	RMB	570,000,000	—	100%	Provision of information technology products and technology research and development services
64	Zhongyidong Information Technology Co., Ltd.	the mainland of China	RMB	1,000,000,000	—	100%	Provision of IT solution including digital technology
65	China Mobile Information System Integration Co., Ltd.	the mainland of China	RMB	50,000,000	—	100%	Provision of computer system integration, construction, maintenance and related technology development services

*	The nature of all the legal entities established in the mainland of China is limited liability company.

**	Companies registered as wholly owned foreign enterprises in the mainland of China.

***	Company registered as a sino-foreign equity joint venture in the mainland of China.

#	Effective interest held by the Group is 66.41%.
No subsidiaries in which the Group have
non-controlling
interests are material to the Group.